Summary Information For Incentive Stock Awards And Restricted Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2012	31,700
Number of Awards, Awarded	12,702
Number of Awards, Distributed	(15,520)
Number of Awards, Forfeited	(1,155)
Number of Awards, December 31, 2012	27,727	31,700
Weighted-Average Grant-Date Fair Value, January 1, 2012	$ 81.04
Weighted-Average Grant-Date Fair Value, Awarded	$ 81.41	$ 84.71	$ 79.78
Weighted-Average Grant-Date Fair Value, Distributed	$ 80.55
Weighted-Average Grant-Date Fair Value, Forfeited	$ 82.49
Weighted-Average Grant-Date Fair Value, December 31, 2012	$ 81.42	$ 81.04
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2012	305,088
Number of Awards, Awarded	58,918
Number of Awards, Distributed	(119,328)
Number of Awards, Forfeited	(6,084)
Number of Awards, December 31, 2012	238,594	305,088
Weighted-Average Grant-Date Fair Value, January 1, 2012	$ 95.72
Weighted-Average Grant-Date Fair Value, Awarded	$ 69.12	$ 86.90	$ 91.33
Weighted-Average Grant-Date Fair Value, Distributed	$ 111.92
Weighted-Average Grant-Date Fair Value, Forfeited	$ 90.06
Weighted-Average Grant-Date Fair Value, December 31, 2012	$ 81.19	$ 95.72